Income Tax Expense/(Credit) (Tables)	12 Months Ended
Dec. 31, 2020
Major components of tax expense (income) [abstract]
Components of Income Tax Benefits/(Expenses)
Hong Kong profits tax has been provided at the rate of 16.5% (2019: 16.5%; 2018: 16.5%) on the estimated assessable profits arising in Hong Kong:

		For the year ended December 31,
	Note	2018	2019	2020
		HK$	HK$	HK$
Hong Kong profits tax

Charge for the year		43,127,820	69,585,469	96,708,600
Overprovision in prior year		(2,359,495)	—	(143,606)
Deferred tax	3, 23	33,148,500	79,556,400	(242,913,577)
The People’s Republic of China withholding tax c harge for the year		9,922,772	9,207,649	8,807,816

		83,839,597	158,349,518	(137,540,767)

Reconciliation of income tax expenses and profit before tax at statutory tax rate
A reconciliation of tax expense/(credit) and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	For the year ended December 31,
	2018	2019	2020
	HK$	HK$	HK$

Profit before tax	608,965,226	989,253,972	1,001,420,217

Tax at statutory tax rate of 16.5%	100,479,262	163,226,906	165,234,336
Tax effect of two-tiered profit tax rate	—	—	(165,000)
Tax effect of non-taxable income	(25,554,680)	(23,255,305)	(79,190,106)
Tax effect of non-deductible expenses	1,355,050	8,952,076	10,887,971
Tax effect of unrecognised temporary difference	16,553	223,434	(25,011)
Reversal of deferred tax liability	—	—	(242,913,577)
Tax effect of tax loss not recognised	10,797	24,541	—
Overprovision in prior year	(2,359,495)	—	(143,606)
Utilization of tax losses previously not recognised	(30,662)	(29,783)	(33,590)
Withholding tax on the dividend income	9,922,772	9,207,649	8,807,816

Income tax expense/(credit)	83,839,597	158,349,518	(137,540,767)